Lease - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity of Lease Liabilities [Abstract]
2026	$ 46,107
2027	56,354
Total operating lease payments	102,461
Less: imputed interest	(2,851)
Present value of operating lease liabilities	$ 99,610	$ 133,762